Segment Reporting	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Segment Reporting

Note 9 – Segment Reporting

The Company currently has two operating segments. In accordance with ASC 280, Segment Reporting (“ASC 280”), the Company considers operating segments to be components of the Company’s business for which separate financial information is available and evaluated regularly by Management in deciding how to allocate resources and to assess performance. Management reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. Accordingly, the Company has determined that it has two operating and reportable segments. The Company consists of two types of operations. (1) AVX and Smart AVX (inclusive of the smart IoT Products sales under Smart AVX) cooperatively run our “LED and IoT Installation Services” segment, which handles our LED and IoT installation and management business specializing in high performance and easy to use LED and display systems, audio/video systems, home theaters, lighting control, automation, and integration. This includes the Focus and Focus Shenzhen collectively operate our “Corporate and R&D” segment focused on R&D development for the IoT, which involves the non-specific financing, executive expense, operations and investor relations of our public entity, and the general shared management and costs across the Company’s subsidiaries that spread across all functional categories and research and development of these IoT technology products and of our smart products into the commercial and home automation sectors. (2) Perfecular and Lusher jointly operate the SEC Financial Software segment, which involves the development, marketing, and production of our SEC Financial Reporting AI-Driven Automation Software package and also includes our universal smart instruments and devices in the hydroponic and controlled agriculture segments.

Asset information by operating segment is not presented as the Chief Executive Officer does not review this information by segment. The reporting segments follow the same accounting policies used in the preparation of the Company’s consolidated financial statements. The management team reviews financial information on a consolidated level and allocates resources based on net loss, which also serves as the key metric for evaluating financial performance.

The following tables summarize the financial information of each operating segment of the Company for the nine months ended September 30, 2025:

	For the Nine Months ended September 30, 2025
	Perfecular & Lusher	Corporate & IoT	Total
Revenue	$26,019	$228,255	$254,274
Cost of revenue	21,835	215,919	237,754
Gross profit	4,184	12,336	16,520

Operating expenses
Selling expense	1,165	57,609	58,774
Compensation – officers and directors	–	375,725	375,725
Research and development	441,507	686,126	1,127,633
Professional fees	–	1,224,063	1,224,063
General and administrative	2,524	1,222,464	1,224,988
Total operating expense	445,196	3,565,987	4,011,183

Loss from operations	(441,012)	(3,553,651)	(3,994,663)

Total other income	1	71,261	71,262

Net loss	$(441,011)	$(3,482,390)	$(3,923,401)

The following tables summarize the financial information of each operating segment of the Company for the nine months ended September 30, 2024:

	For the Nine Months ended September 30, 2024
	Perfecular & Lusher	Corporate & IoT	Total
Revenue	$21,039	$243,915	$264,954
Cost of revenue	23,343	104,343	127,686
Gross profit (loss)	(2,304)	139,572	137,268

Operating expenses
Selling expense	24,667	71,360	96,027
Compensation – officers and directors	–	687,303	687,303
Research and development	111,600	836,441	948,041
Professional fees	–	985,368	985,368
General and administrative	18,077	1,594,658	1,612,735
Total operating expense	154,344	4,175,130	4,329,474

Loss from operations	(156,648)	(4,035,558)	(4,192,206)

Total other income	1,329	3,229,924	3,231,253

Loss from discontinued operations	–	(277,823)	(277,823)

Net loss	$(155,319)	$(1,083,457)	$(1,238,776)